FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	$ 5,380.1	$ 4,111.5	$ 4,240.2
Lease liabilities	153.8	142.3	114.2
Derivative financial instruments	(117.2)	(325.3)
Cash and cash equivalents	(10.5)	(74.0)	(2.4)	$ (1.1)
Promissory note to the parent corporation	(160.0)	(160.0)
Net liabilities	5,246.2	3,694.5
Equity	$ (338.3)	$ 188.5	$ 121.5	$ (147.3)